LOGO
                                           BATTERY PARK


                                           HIGH YIELD FUND

                                           SEMI-ANNUAL REPORT





NOMURA SECURITIES                          MARCH 31, 1998
INTERNATIONAL, INC.                        NOMURA CORPORATE RESEARCH
Distributor                                AND ASSET MANAGEMENT INC.
2 World Financial Center                   Investment Adviser
Building B, 25th Floor                     2 World Financial Center
New York, NY 10281-1198                    Building B, 25th Floor
                                           New York, NY 10281-1198
Cusip 07132Q108
Cusip 07132Q207
G02047-01 (5/98)




Battery Park High Yield Fund
President's Message

Dear Shareholder:

I am pleased to present the semi-annual report for Battery Park High Yield Fund, covering the six-month period from October 1, 1997 to March 31, 1998. This report begins with a commentary by the Fund's portfolio manager, followed by a complete listing of the Fund's high-yielding corporate bond holdings and the financial statements.

The Fund is managed by Nomura Corporate Research and Asset Management Inc., which seeks to provide you with a high total return--consisting of current income and capital appreciation--from a diversified portfolio of high-yield bonds.

We have had a favorable economic environment for high-yield bonds. The performance of each share class in terms of total return, income and capital gains distribution for the six-month period is shown below.* The Fund's assets reached $18 million at the end of the period.

SIX MONTH TOTAL RETURN FOR PERIOD 10/1/97--3/31/98

                TOTAL RETURN INCOME CAPITAL GAINS
-------------------------------------------------
Class A Shares     7.23%     $0.38      $0.58
-------------------------------------------------
Class Y Shares     7.36%     $0.39      $0.58
-------------------------------------------------

Thank you for putting your money to work in the high-yield bond market through the diversification and professional management of Battery Park High Yield Fund. We look forward to keeping you up-to-date on your progress.

Sincerely,

/s/ Robert Levine

Robert Levine, CFA
Chairman and President

May 15, 1998

*Performance quoted is based on net asset value, reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the period for Class A Shares reflecting the sales charge (maximum of 4.50%) was 2.38%.




Battery Park High Yield Fund
Fund Performance and Outlook

WE BELIEVE DIVERSIFICATION, INTENSIVE CREDIT RESEARCH AND PROACTIVE MANAGEMENT ARE KEY TO ACHIEVING CONSISTENT LONG-TERM TOTAL RETURNS.

Battery Park High Yield Fund's objective is to provide shareholders with high total return consisting of current income and capital appreciation. The Fund seeks to achieve its objective by investing principally in fixed income securities of U.S. companies which are rated in the lower rating categories of the established rating services or are unrated securities of comparable quality.

IMPRESSIVE PERFORMANCE

For the six months ended March 31, 1998, the Battery Park High Yield Fund has posted a total return of 7.23% for Class A shares at NAV (2.38% net of maximum sales charge of 4.50%) and 7.36% for Class Y Shares.(1) The Fund continued to outperform its benchmark, the Merrill Lynch High Yield Master II Index (2), which returned 5.47%.

(1) Total return measures change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. The Investment Adviser of the Battery Park High Yield Fund waived management fees of 0.65% and absorbed expenses of 1.02% in order to cap expenses at 1.25% for A Shares and 1.00% for Y Shares. Absent the waiver and absorption of fees, returns would have been lower.

(2) The Merrill Lynch High Yield Master II Index is a publicly reported unmanaged composite benchmark of the hypothetical return on approximately 900 high yield debt securities of at least $50 million ranging in rating from Ba1 to C by Moody's Investors Service, Inc., and BB+ to C by Standard & Poor's. The Index has no cash component or transaction costs and is trader, not market priced and may not reflect prices at which securities could actually trade. Approximately 10% of the Index is comprised of zero coupon bonds. It is not possible to invest in an Index. The Merrill Lynch High Yield Master II Index is used with permission. Copyright 1998 Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved. This Research is not sponsored, endorsed, sold or promoted by Merrill Lynch. Merrill Lynch makes no representation or warranty, express or implied, to any person, including without limitation, any recipient of the Research or any member of the public regarding the advisability of investing in securities generally or in the ability of the Index to track market performance. The Index may not be copied, used or distributed without Merrill Lynch's prior written approval.




FUND PERFORMANCE AS OF 3/31/98


See Appendix A.1.




GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT



See Appendix A.2.




This graph compares a $10,000 investment in the Fund, made at its inception, with a similar hypothetical investment in the Merrill Lynch High Yield Master II Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is not predicative of future performance. Investment returns and principal value may vary, and you may have a gain or loss when you sell shares. The Fund's portfolio may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of portfolio management or trading. It is not possible to invest in an index.





PORTFOLIO HIGHLIGHTS

The Fund benefited from strong performance from individual bond investments and a favorable economic environment with moderate growth.

The Fund continued to avoid problem credit situations. It had overweighted exposure to the telecommunications sector, which is one of the largest and fastest growing segments of the high yield market. The industry has been driven by deregulation, consolidation, the rapid growth of the Internet and other forms of data communication, and constantly improving technology. Our investments in TELEPORT COMMUNICATIONS, which was acquired by AT&T, performed well during the past six months, as did COLT TELECOM and MICROCELL.

Our "bottom-up" investment approach has led us to identify attractive opportunities in the cable industry. Cable bonds have offered strong performance over the last six months due to strengthening credit statistics and rising equity valuations. In fact, equity valuations have risen sharply in anticipation of cash flows from recently introduced Internet access service. OPTEL, a company focused on providing cable and telephone service to apartment buildings, performed very well in recent months as it rolled out its new telephone service. Other cable companies such as CENTURY COMMUNICATIONS, CHARTER COMMUNICATIONS and NORTHLAND CABLE, have reported rising cash flows in recent periods as a result of continued growth in subscribers as well as higher rates.

Another contributing factor to the Fund's performance was its limited exposure to emerging market corporate issuers. The Fund, which never had more than 6% of its assets in this category, eliminated its positions during the fourth quarter. In addition, due to the potential impact of the events in Asia, we reduced the Fund's exposure to industries that rely on commodities, such as chemicals and forest products.







BATTERY PARK FUND'S DIVERSE PORTFOLIO

Top ten industries [%] as of March 31, 1998



See Appendix A.3.



PORTFOLIO CHARACTERISTICS* AS OF 3/31/98

Modified Duration                   4.4 yrs.
Average Maturity                    6.0 yrs.
Average Rating                      B
30-Day SEC Yield**
 Class A Shares                     7.44%
 Class A Shares net of sales charge 7.11%
 Class Y Shares                     7.69%

* Portfolio characteristics include cash & cash equivalents which represent 3.8% of the Fund's assets as of March 31, 1998.

** The Investment Adviser temporarily waived management fees of 0.65% and absorbed expenses of 1.02% in order to cap expenses at 1.25% for A Shares and 1.00% for Y shares. The annualized 30-day SEC Yield would have been 5.93% for Class A Shares (at NAV) and 5.60% for Class A Shares (net of maximum sales charge of 4.50%) and 6.18% for Class Y Shares.

MARKET ENVIRONMENT

The high yield market has benefited from the healthy U.S. economic environment, strong equity market, low interest rates and historically low default rates.

Over the last three months, the ratio of high yield upgrades to downgrades has increased significantly (from less than one to 1.6 by the end of March). High yield investors continue to absorb the hefty supply of new issues. Institutions and investment-grade managers are making substantial allocations to the high yield asset class. In fact, the net cash flowing into high yield bonds has outpaced all other taxable fixed-income investments over the past three years.

High yield bonds continued to outperform all other fixed income categories. In the first quarter of 1998, middle tier (Single B rated) issues have outperformed the higher and lower tiers. The Fund's average rating over the past six months has been "B" and the ratings breakdown as of March 31, 1998, is illustrated in the chart below.



See Appendix A.4.



MORNINGSTAR* TOTAL RETURN RANKING

                             ONE YEAR AS OF 3/31/98 CLASS Y SHARES #18 of 202
             funds in high yield category CLASS A SHARES #22 of 202 funds in high yield category

* Ranking is based on total return performance of high yield mutual funds in Morningstar's universe. Morningstar is a privately owned company that tracks the performance statistics of more than 8,000 U.S. registered mutual funds. The above mentioned ranking is not to be intended as a "discretionary star rating" of mutual funds which it provides and which is based on a risk/return profile for a minimum 3-year track record.

Morningstar does not deduct sales charges for ranking purposes. The one year ranking for Class A Shares is based on the total return for Class A shares at NAV. Without fee waivers, performance returns (for Class A and Y shares) and ranking would have been lower.






OUTLOOK AND STRATEGY

We believe there continue to be attractive investment opportunities in the high yield market. In general, the high yield market is unforgiving when it comes to earnings disappointments. We do our best to anticipate earnings with our detailed credit research and regular communication with company management. We are not afraid to sell and incur losses as it may save principal in the long run.

Our investment team will continue to focus on buying the bonds of leading companies with improving business prospects. The quality companies with potential for upgrade should do well in most economic environments. We believe diversification, intensive credit research and proactive management are key to achieving consistent long-term total returns. Investing for total return, consisting of current income and capital appreciation, versus maximizing current income, makes the Adviser's investment team extremely selective.

Investors should keep in mind that this unique asset class demands patience. The Fund invests primarily in non-investment grade bonds which involve greater risk of price volatility and default in payment of interest and principal than higher rated bonds. Please see the prospectus for a more detailed discussion of risk.

Thank you for investing in the Battery Park High Yield Fund. We look forward to continuing to serve your investment needs.


/s/  Robert Levine

Robert Levine, CFA
President, Battery Park Funds, Inc.


/s/  Richard Buch

Richard Buch, CFA
Portfolio Manager





ABOUT THE PORTFOLIO MANAGER


                     [PHOTO OF RICHARD A. BUCH GOES HERE]


Richard A. Buch, CFA, is a Managing Director and Senior Portfolio Manager of NCRAM. He is the portfolio manager of the Battery Park High Yield Fund since the Fund's inception and other high yield accounts. He supervises NCRAM's team of credit analysts/portfolio managers. Mr. Buch was previously Senior VP and High Yield Portfolio Manager for Kidder, Peabody Asset Management, Assistant VP at Reliance Insurance, and a Senior Securities Analyst at Teachers Insurance Annuity Association. Richard received his MBA from Cornell University in 1985 and is a member of the Financial Analyst Federation.



RISK FACTORS. High yield bonds, while offering greater total return potential, also possess greater risks than lower yielding higher rated bonds. Please see the Fund's Prospectus.

CLASS A SHARES incur a maximum initial sales charge (front-end load) of 4.50% and bear annual 12b-1 fees of 25 basis points. Class A shares are available only through financial planners and securities dealers that have entered into selected dealer agreements with the Distributor. Class A shares are available to certain qualified investors and other entities without a sales charge. Please see the Fund's prospectus for more details regarding the purchase of Class A shares at NAV.

CLASS Y SHARES are offered at net asset value without a sales charge to an investor that invests at least $1 million in the Fund or purchases through a fee-based financial planner whose clients have a current investment in the Fund aggregating at least $1 million. Class Y Shares also are offered for purchases of less than $1 million to Directors of the Fund and to retirement plans administered by the Investment Adviser or its affiliates for the benefit of employees of the Investment Adviser and/or its affiliates.




Battery Park(SM) High Yield Fund
Portfolio of Investments
March 31, 1998 (unaudited)

 PRINCIPAL
   AMOUNT                                                              VALUE
-------------------------------------------------------------------------------
 CORPORATE BONDS--96.3%
-------------------------------------------------------------------------------
            AEROSPACE & DEFENSE--1.5%
-------------------------------------------------------------------------------
 $  250,000 L-3 Comms Corp., Sr. Sub. Note, 10.375%, 5/1/2007        $  278,125
-------------------------------------------------------------------------------
            AUTOMOTIVE--3.1%
-------------------------------------------------------------------------------
    500,000 Collins & Aikman Products Co., Sr. Sub. Note, 11.50%,       565,000
            4/15/2006
-------------------------------------------------------------------------------
            BROADCAST RADIO & TV--6.0%
-------------------------------------------------------------------------------
    500,000 Gray Communications, Sr. Sub. Note, 10.625%, 10/1/2006      550,000
-------------------------------------------------------------------------------
    500,000 Sinclair Broadcast Group, Inc., Sr. Sub. Note, 9.00%,       524,375
            7/15/2007
-------------------------------------------------------------------------------
             Total                                                    1,074,375
-------------------------------------------------------------------------------
            BUILDING & DEVELOPMENT--5.9%
-------------------------------------------------------------------------------
    500,000 MMI Products, Inc., Sr. Sub. Note, 11.25%, 4/15/2007        556,250
-------------------------------------------------------------------------------
    500,000 Signature Resorts, Inc., Sr. Sub. Note, Series, 9.75%,      505,000
            10/1/2007
-------------------------------------------------------------------------------
             Total                                                    1,061,250
-------------------------------------------------------------------------------
            CABLE TELEVISION--11.0%
-------------------------------------------------------------------------------
    500,000 Century Communications, Corp., Sr. Note, 8.875%,            523,750
            1/15/2007
-------------------------------------------------------------------------------
    500,000 Charter Communications Holdings, Inc., Sr. Disc. Note,      403,750
            0/14.00%, 3/15/2007
-------------------------------------------------------------------------------
    500,000 Optel, Inc., Sr. Note, Series B, 13.00%, 2/15/2005          557,500
-------------------------------------------------------------------------------
    750,000 RCN Corp., Sr. Disc. Note, 0/11.125%, 10/15/2007            502,500
-------------------------------------------------------------------------------
             Total                                                    1,987,500
-------------------------------------------------------------------------------
            CONGLOMERATES--1.5%
-------------------------------------------------------------------------------
    250,000 Insilco Corp., Sr. Sub. Note, 10.25%, 8/15/2007             263,750
-------------------------------------------------------------------------------
            FOOD/DRUG RETAILERS--5.9%
-------------------------------------------------------------------------------
    600,000 Duane Reade, Inc., Sr. Sub. Note, 9.25%, 2/15/2008          613,500
-------------------------------------------------------------------------------
    400,000 Jitney-Jungle Stores of America, Inc., Company              454,000
            Guarantee, 12.00%, 3/1/2006
-------------------------------------------------------------------------------
             Total                                                    1,067,500
-------------------------------------------------------------------------------
            HEALTHCARE--8.0%
-------------------------------------------------------------------------------
    500,000 Alaris Medical Systems, Company Guarantee, 9.75%,           531,250
            12/1/2006
-------------------------------------------------------------------------------
    250,000 Kinetic Concepts, Inc., Company Guarantee, 9.625%,          258,750
            11/1/2007
-------------------------------------------------------------------------------
  1,000,000 Paragon Health Network, Inc., Sr. Sub. Note, 0/10.50%,      652,500
            11/1/2007
-------------------------------------------------------------------------------
             Total                                                    1,442,500
-------------------------------------------------------------------------------
            HOME FURNISHINGS--3.5%
-------------------------------------------------------------------------------
    590,000 Simmons Co., Sr. Sub. Note, 10.75%, 4/15/2006               637,200
-------------------------------------------------------------------------------
            LEISURE--9.6%
-------------------------------------------------------------------------------
    600,000 Bally Total Fitness Holding Corp., Sr. Sub. Note,           640,500
            9.875%, 10/15/2007
-------------------------------------------------------------------------------
    500,000 Livent, Inc., Sr. Note, 9.375%, 10/15/2004                  502,500
-------------------------------------------------------------------------------
    350,000 Premier Parks, Inc., Sr. Disc. Note, 0/10%, 4/1/2008        224,875
-------------------------------------------------------------------------------



 PRINCIPAL
   AMOUNT                                                              VALUE
-------------------------------------------------------------------------------
 CORPORATE BONDS--CONTINUED
-------------------------------------------------------------------------------
 $  350,000 Premier Parks, Inc., Sr. Note, 9.25%, 4/1/2006          $   359,625
-------------------------------------------------------------------------------
             Total                                                    1,727,500
-------------------------------------------------------------------------------
            NON-FERROUS METALS--2.6%
-------------------------------------------------------------------------------
    400,000 Boliden Westmin Resources Ltd., Sr. Note, 11.00%,           464,000
            3/15/2007
-------------------------------------------------------------------------------
            OIL & GAS--8.6%
-------------------------------------------------------------------------------
    500,000 (b)Dailey Petroleum Services Corp., Sr. Note, 9.50%,        506,250
            2/15/2008
-------------------------------------------------------------------------------
    250,000 (b)Parker Drilling Co., Company Guarantee, 9.75%,           266,875
            11/15/2006
-------------------------------------------------------------------------------
    600,000 TransAmerican Energy, Sr. Disc. Note, 0/13.00%,             510,000
            6/15/2002
-------------------------------------------------------------------------------
    250,000 United Refining Co., Sr. Note, 10.75%, 6/15/2007            263,750
-------------------------------------------------------------------------------
             Total                                                    1,546,875
-------------------------------------------------------------------------------
            RETAILER--2.7%
-------------------------------------------------------------------------------
    500,000 United Auto Group, Inc., Sr. Sub. Note, 11.00%,             477,500
            7/15/2007
-------------------------------------------------------------------------------
            STEEL--1.2%
-------------------------------------------------------------------------------
    200,000 Armco, Inc., Sr. Note, 9.00%, 9/15/2007                     209,000
-------------------------------------------------------------------------------
            SURFACE TRANSPORTATION--3.0%
-------------------------------------------------------------------------------
    500,000 Atlantic Express Transportation Corp., Company              537,500
            Guarantee, 10.75%, 2/1/2004
-------------------------------------------------------------------------------
            TELECOMMUNICATIONS--18.9%
-------------------------------------------------------------------------------
    700,000 Colt Telecom Group PLC, Unit, 0/12.00%, 12/15/2006          663,250
-------------------------------------------------------------------------------
    600,000 MGC Communications, Inc., Sr. Sub. Note, 13.00%,            624,000
            10/1/2004
-------------------------------------------------------------------------------
    600,000 McLeod, Inc., Sr. Note, 9.25%, 7/15/2007                    646,500
-------------------------------------------------------------------------------
    500,000 NEXTLINK Communications, Inc., Sr. Note, 9.625%,            532,500
            10/1/2007
-------------------------------------------------------------------------------
    500,000 Paging Network, Inc., Sr. Sub. Note, 10.00%,                527,500
            10/15/2008
-------------------------------------------------------------------------------
    500,000 Sprint PCS, Sr. Disc. Note, 0/12.50%, 8/15/2006             420,000
-------------------------------------------------------------------------------
             Total                                                    3,413,750
-------------------------------------------------------------------------------
            TEXTILES--3.3%
-------------------------------------------------------------------------------
    550,000 William Carter Co., Sr. Sub. Note, 10.375%, 12/1/2006       594,000
-------------------------------------------------------------------------------
            TOTAL CORPORATE BONDS (IDENTIFIED COST $16,604,187)      17,347,325
-------------------------------------------------------------------------------
 WARRANTS--0.2%
-------------------------------------------------------------------------------
            CABLE TELEVISION--0.1%
-------------------------------------------------------------------------------
        500 (a)Optel, Inc.                                               20,000
-------------------------------------------------------------------------------
            TELECOMMUNICATIONS--0.1%
-------------------------------------------------------------------------------
        600 (a)MGC Communications, Inc., Warrants                        21,150
-------------------------------------------------------------------------------
            TOTAL WARRANTS (IDENTIFIED COST $21,002)                     41,150
-------------------------------------------------------------------------------
 REPURCHASE AGREEMENT--4.1%
-------------------------------------------------------------------------------
    736,274 (c)Merrill Lynch, Pierce, Fenner and Smith, 5.65%,
             dated 3/31/1998, due 4/1/1998 (at amortized cost)          736,274
-------------------------------------------------------------------------------
            TOTAL INVESTMENTS (IDENTIFIED COST $17,361,463 )(D)     $18,124,749
-------------------------------------------------------------------------------

(a) Non-income producing security.
(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At March 31, 1998, these securities amounted to $773,125 which represents 4.3% of net assets. See Restricted Securities in Notes to Financial Statements.
(c) The repurchase agreement is fully collateralized by U.S. government obligations based on market prices at March 31, 1998.
(d) The cost of investments for federal tax purposes amounts to $17,361,463. The net unrealized appreciation of investments on a federal tax basis amounts to $763,286 which is comprised of $783,341 appreciation and $20,055 depreciation at March 31, 1998.

Note: The categories of investments are shown as a percentage of net assets
      ($18,010,131) at March 31, 1998.

The following acronym is used throughout this portfolio:
PLC--Public Limited Company

(See Notes which are an integral part of the Financial Statements)




Battery Park(SM) High Yield Fund
Statement of Assets and Liabilities
March 31, 1998 (unaudited)

ASSETS:
-------------------------------------------------------------------------------
Total investments in securities, at value (identified and           $18,124,749
 tax cost $17,361,463)
-------------------------------------------------------------------------------
Cash                                                                      6,285
-------------------------------------------------------------------------------
Income receivable                                                       417,644
-------------------------------------------------------------------------------
Receivable for investments sold                                          76,125
-------------------------------------------------------------------------------
Receivable for shares sold                                               19,537
-------------------------------------------------------------------------------
Deferred organizational costs                                           185,533
-------------------------------------------------------------------------------
 Total assets                                                        18,829,873
-------------------------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------------------------
Payable for investments purchased                          $646,677
-------------------------------------------------------------------------------
Payable for shares redeemed                                  11,130
-------------------------------------------------------------------------------
Income distribution payable                                 126,476
-------------------------------------------------------------------------------
Accrued expenses                                             35,459
-------------------------------------------------------------------------------
 Total liabilities                                                      819,742
-------------------------------------------------------------------------------
Net Assets for 1,617,829 shares outstanding                         $18,010,131
-------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------
Paid in capital                                                     $16,730,294
-------------------------------------------------------------------------------
Net unrealized appreciation of investments                              763,286
-------------------------------------------------------------------------------
Accumulated net realized gain on investments                            516,551
-------------------------------------------------------------------------------
 Total Net Assets                                                   $18,010,131
-------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS
 PER SHARE:
-------------------------------------------------------------------------------
CLASS A SHARES:
-------------------------------------------------------------------------------
Net Asset Value Per Share ($2,691,924 / 241,811 shares                   $11.13
 outstanding)
-------------------------------------------------------------------------------
Offering Price Per Share (100/95.50 of $11.13)*                          $11.65
-------------------------------------------------------------------------------
Redemption Proceeds Per Share ($2,691,924 / 241,811                      $11.13
 shares outstanding)
-------------------------------------------------------------------------------
CLASS Y SHARES:
-------------------------------------------------------------------------------
$15,318,207 / 1,376,018 shares outstanding                               $11.13
-------------------------------------------------------------------------------

*See "Purchase of Shares--Class A Shares" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)




Battery Parksm High Yield Fund
Statement of Operations
Six Months Ended March 31, 1998 (unaudited)

INVESTMENT INCOME:
-----------------------------------------------------------------------------
Interest                                                          $  769,459
-----------------------------------------------------------------------------
EXPENSES:
-----------------------------------------------------------------------------
Investment advisory fee                                $  52,925
-----------------------------------------------------------------------------
Transfer and dividend disbursing agent fees               35,947
 and expenses
-----------------------------------------------------------------------------
Portfolio accounting fees                                 29,169
-----------------------------------------------------------------------------
Administrative personnel and services fee                 24,932
-----------------------------------------------------------------------------
Amortization of organizational cost                       22,716
-----------------------------------------------------------------------------
Directors'/Trustees' fees                                 14,959
-----------------------------------------------------------------------------
Share registration costs                                  10,915
-----------------------------------------------------------------------------
Printing and postage                                       9,104
-----------------------------------------------------------------------------
Legal fees                                                 5,500
-----------------------------------------------------------------------------
Custodian fees                                             3,250
-----------------------------------------------------------------------------
Auditing fees                                              2,992
-----------------------------------------------------------------------------
Miscellaneous                                              2,928
-----------------------------------------------------------------------------
Distribution services fee--Class A Shares                  2,697
-----------------------------------------------------------------------------
Insurance premiums                                         1,340
-----------------------------------------------------------------------------
Taxes                                                        524
-----------------------------------------------------------------------------
 Total expenses                                          219,898
-----------------------------------------------------------------------------
Waivers and reimbursements--
-----------------------------------------------------------------------------
 Waiver of investment advisory fee           $(52,925)
-----------------------------------------------------------------------------
 Reimbursement of other operating expenses    (82,853)
-----------------------------------------------------------------------------
 Total waivers and reimbursements                       (135,778)
-----------------------------------------------------------------------------
   Net expenses                                                       84,120
-----------------------------------------------------------------------------
     Net investment income                                           685,339
-----------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
-----------------------------------------------------------------------------
Net realized gain on investments                                     616,845
-----------------------------------------------------------------------------
Net change in unrealized appreciation                               (134,760)
 (depreciation) of investments
-----------------------------------------------------------------------------
 Net realized and unrealized gain on                                 482,085
  investments
-----------------------------------------------------------------------------
   Change in net assets resulting from                            $1,167,424
    operations
-----------------------------------------------------------------------------

(See Notes which are an integral part of the Financial Statements)





Battery Park(SM) High Yield Fund
Statement of Changes in Net Assets

                                                     SIX MONTHS
                                                     ENDED
                                                     (UNAUDITED)  PERIOD ENDED
                                                     MARCH 31,    SEPTEMBER 30,
                                                        1998         1997(A)
-------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------------------------------------
OPERATIONS--
-------------------------------------------------------------------------------
Net investment income                                $   685,339   $ 1,001,841
-------------------------------------------------------------------------------
Net realized gain (loss) on investments ($616,845
net gain and $702,862 net gain, respectively, as
computed for federal tax purposes)                       616,845       702,862
-------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation      (134,760)      898,046
-------------------------------------------------------------------------------
 Change in net assets resulting from operations        1,167,424     2,602,749
-------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------------------------------------------------
Distributions from net investment income
-------------------------------------------------------------------------------
 Class A Shares                                          (88,460)      (80,857)
-------------------------------------------------------------------------------
 Class Y Shares                                         (598,519)     (919,344)
-------------------------------------------------------------------------------
Distributions from net realized gains
-------------------------------------------------------------------------------
 Class A Shares                                          (99,753)           --
-------------------------------------------------------------------------------
 Class Y Shares                                         (703,403)           --
-------------------------------------------------------------------------------
 Change in net assets resulting from distributions    (1,490,135)   (1,000,201)
  to shareholders
-------------------------------------------------------------------------------
SHARE TRANSACTIONS--
-------------------------------------------------------------------------------
Proceeds from sale of shares                           1,891,405    12,722,126
-------------------------------------------------------------------------------
Net asset value of shares issued to shareholders in
payment of distributions declared                      1,310,284       977,217
-------------------------------------------------------------------------------
Cost of shares redeemed                                  (58,284)     (112,454)
-------------------------------------------------------------------------------
 Change in net assets resulting from share             3,143,405    13,586,889
  transactions
-------------------------------------------------------------------------------
   Change in net assets                                2,820,694    15,189,437
-------------------------------------------------------------------------------
NET ASSETS:
-------------------------------------------------------------------------------
Beginning of period                                   15,189,437            --
-------------------------------------------------------------------------------
End of period (including undistributed net
investment income of $0 and
$1,640, respectively)                                $18,010,131   $15,189,437
-------------------------------------------------------------------------------

(a) For the period from September 19, 1996 (start of business) to September 30, 1997.

(See Notes which are an integral part of the Financial Statements)


BATTERY PARK(SM) HIGH YIELD FUND
FINANCIAL HIGHLIGHTS--CLASS A SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                     SIX MONTHS
                                                     ENDED       PERIOD
                                                     (UNAUDITED) ENDED
                                                     MARCH 31,   SEPTEMBER 30,
                                                        1998        1997(A)
------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $11.40       $10.00
------------------------------------------------------------------------------
Income from investment operations
------------------------------------------------------------------------------
Net investment income                                    0.38         0.84
------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on               0.31         1.40
 investments
------------------------------------------------------------------------------
Total from investment operations                         0.69         2.24
------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------
Distributions from net investment income                (0.38)       (0.84)
------------------------------------------------------------------------------
Distributions from net realized gain on investments     (0.58)          --
------------------------------------------------------------------------------
Total distributions                                     (0.96)       (0.84)
------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $11.13       $11.40
------------------------------------------------------------------------------
Total return (b)                                         7.23%       23.13%
------------------------------------------------------------------------------
Ratios to average net assets
------------------------------------------------------------------------------
Expenses                                                 1.25%*       1.25%*
------------------------------------------------------------------------------
Net investment income                                    8.18%*       8.66%*
------------------------------------------------------------------------------
Expense waiver/reimbursement (c)                         1.67%*       2.79%*
------------------------------------------------------------------------------
Supplemental Data
------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                $2,692       $1,829
------------------------------------------------------------------------------
Portfolio turnover                                        132%         236%
------------------------------------------------------------------------------

* Computed on an annualized basis.
(a) Reflects operations for the period from October 28, 1996 (date of initial public offering) to September 30, 1997.
(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)




BATTERY PARK(SM) HIGH YIELD FUND
FINANCIAL HIGHLIGHTS--CLASS Y SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                               SIX MONTHS
                                               ENDED       PERIOD
                                               (UNAUDITED) ENDED
                                               MARCH 31,   SEPTEMBER 30,
                                                  1998        1997(A)
------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $ 11.40      $ 10.00
------------------------------------------------------------------------
Income from investment operations
------------------------------------------------------------------------
Net investment income                               0.39         0.86
------------------------------------------------------------------------
Net realized and unrealized gain (loss) on          0.31         1.40
 investments
------------------------------------------------------------------------
Total from investment operations                    0.70         2.26
------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------
Distributions from net investment income           (0.39)       (0.86)
------------------------------------------------------------------------
Total distributions from net realized gain on      (0.58)          --
 investments
------------------------------------------------------------------------
Total distributions                                (0.97)       (0.86)
------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $ 11.13      $ 11.40
------------------------------------------------------------------------
Total return (b)                                    7.36%       23.41%
------------------------------------------------------------------------
Ratios to average net assets
------------------------------------------------------------------------
Expenses                                            1.00%*       1.00%*
------------------------------------------------------------------------
Net investment income                               8.45%*       8.73%*
------------------------------------------------------------------------
Expense waiver/reimbursement (c)                    1.67%*       2.87%*
------------------------------------------------------------------------
Supplemental Data
------------------------------------------------------------------------
Net assets, end of period (000 omitted)          $15,318      $13,361
------------------------------------------------------------------------
Portfolio turnover                                   132%         236%
------------------------------------------------------------------------

* Computed on an annualized basis.
(a) Reflects operations for the period from October 28, 1996 (date of initial public offering) to September 30, 1997. For the period from September 19, 1996 (start of business) to October 27, 1996, the investment income was distributed to the Fund's Adviser.
(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)




Battery Park(SM) High Yield Fund
Notes to Financial Statements
March 31, 1998

1. ORGANIZATION

Battery Park Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-ended management investment company. The Company consists of one portfolio. The financial statements included herein are only those of Battery Park High Yield Fund (the "Fund"), a diversified portfolio. The Fund offers two classes of shares: Class A shares and Class Y shares. The Fund's investment objective is to provide shareholders with high total return, consisting of current income and capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS. U.S. government securities, listed corporate bonds, (other fixed income and asset-backed securities), and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

REPURCHASE AGREEMENTS. It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS. Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.




FEDERAL TAXES. It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for Federal income tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

DEFERRED EXPENSES. The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

RESTRICTED SECURITIES. Restricted securities are securities that may only be resold upon registration under Federal Securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. All restricted securities held by the Fund at March 31, 1998 have been determined to be liquid under criteria established by the Board of Directors. The Fund will not incur any registration costs upon such resales.

Additional information on each restricted security held at March 31, 1998 is as follows:

SECURITY                         ACQUISITION DATE ACQUISITION COST
------------------------------------------------------------------
Dailey Petroleum Services Corp.       2/6/98          $500,000
------------------------------------------------------------------
Parker Drilling Co.                   3/5/98          $259,583
------------------------------------------------------------------

USE OF ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER. Investment transactions are accounted for on the trade date.



3. CAPITAL STOCK

                                   SIX MONTHS ENDED    PERIOD ENDED
                                   MARCH 31, 1998      SEPTEMBER 30, 1997(A)
-------------------------------------------------------------------------------
CLASS A SHARES                      SHARES    AMOUNT     SHARES       AMOUNT
-------------------------------------------------------------------------------
Shares sold                         73,092   $808,548    164,628    $1,763,523
-------------------------------------------------------------------------------
Shares issued to shareholders in
payment of distributions declared   10,319    112,336      5,519        60,261
-------------------------------------------------------------------------------
Shares redeemed                     (1,972)   (21,942)    (9,775)     (106,271)
-------------------------------------------------------------------------------
 Net change resulting from Class A  81,439   $898,942    160,372    $1,717,513
  share transactions
-------------------------------------------------------------------------------

(a) For the period from October 28, 1996 (date of initial public offering) to September 30, 1997.

                                   SIX MONTHS ENDED     PERIOD ENDED
                                   MARCH 31, 1998       SEPTEMBER 30, 1997(A)
-------------------------------------------------------------------------------
CLASS Y SHARES                     SHARES     AMOUNT     SHARES      AMOUNT
-------------------------------------------------------------------------------
Shares sold                         97,746  $1,082,857  1,087,480  $10,958,603
-------------------------------------------------------------------------------
Shares issued to shareholders in
payment of distributions declared  109,954   1,197,948     84,653      916,956
-------------------------------------------------------------------------------
Shares redeemed                     (3,264)    (36,342)      (551)      (6,183)
-------------------------------------------------------------------------------
 Net change resulting from Class Y 204,436  $2,244,463  1,171,582  $11,869,376 share transactions
-------------------------------------------------------------------------------
 Net change resulting from Class A
 shares and Class Y shares
 transactions                      285,875  $3,143,405  1,331,954  $13,586,889
-------------------------------------------------------------------------------

(a) For the period from September 19, 1996 (start of business) to September 30, 1997.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE. Nomura Corporate Research and Asset Management Inc., the Fund's investment adviser (the "Adviser") is entitled to receive for its services an annual investment advisory fee equal to 0.65% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE. Federated Services Company ("FServ") provides the Fund with certain administrative personnel and services. The fee paid to FServ is based on the level of average aggregate net assets of the Fund for the period.

DISTRIBUTION SERVICES FEE. The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Nomura Securities International, Inc., (the "distributor") of the Fund's shares, from the net assets of the Fund's Class A shares to finance activities intended to result in the sale of the Fund's Class A shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of Class A shares annually to compensate the distributor. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate any such voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC") under which the Fund may make additional payments up to 0.25% of the average daily net asset value of Class A shares to obtain certain personal services for certain shareholders and the maintenance of certain shareholder accounts. Under this Shareholder Services Agreement, FSSC would either perform shareholder service directly or will select financial institutions to perform shareholder services, and financial institutions would receive fees based upon Class A shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees would be paid will be determined from time to time by the Fund and FSSC. The Fund has not made any payments pursuant to the Shareholder Services Agreement and has no current intention of making any such payments.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES. FServ, through its subsidiary, FSSC serves as transfer and dividend disbursing agent for the Fund The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES. FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES. Organizational expenses of $213,984 and $13,290 were borne initially by the Adviser and Fserv, respectively. The Fund has reimbursed the Adviser and Fserv for these expenses. These expenses have been deferred and are being amortized over the five year period following the Fund's effective date. For the period ended March 31, 1998, the Fund expensed $22,716 of organizational expenses.

GENERAL. Certain of the Officers of the Company are Officers of FServ and/or
FSSC.

5. YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.



6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended March 31, 1998, were as follows:


----------------------
PURCHASES  $22,912,276
----------------------
SALES      $20,627,118
----------------------





Directors                            Officers
--------------------------------------------------------------------------------
Francis L. Fraenkel                  Robert Levine
Lance B. Fraser                        Chairman and President
Robert Levine                        Richard A. Buch
Frank K. Reilly                        Vice President
                                     Lance B. Fraser
                                       Treasurer
                                     C. Christine Thomson
                                       Assistant Treasurer
                                     Deborah A. Montick
                                       Secretary
                                     Gail Cagney
                                       Assistant Secretary




This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its investment objective and policies, management fees, expenses and other information.





Appendix

A.1. The graphic presentation here consists of two four-column charts entitled "Fund Performance as of 3/31/98." The first four-column chart gives the Fund's performance for the one-year ended 3/31/98. The information is as follows:
Battery Park - Class Y Shares, 21.03%; Battery Park - Class A Shares, 20.73%; Battery Park - Class A Shares net of max sales charge (4.5%), 15.27%; and Merrill Lynch High Yield Master II Index, 15.60%. The second four-column chart gives the Fund's performance since inception (10/28/96) to 3/31/98. The information is as follows: Battery Park - Class Y Shares, 32.50%; Battery Park - Class A Shares, 32.04%; Battery Park - Class A Shares net of max sales charge (4.5%), 26.11%; and Merrill Lynch High Yield Master II Index, 20.67%.

A.2. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Class Y Shares of Battery Park High Yield Fund are represented by a solid line. The Class A Shares are represented by a line with triangles. The Class A Shares with a sales charge are represented by a dotted line. The Merrill Lynch High Yield Master II Index is represented by a dashed line. The line graph is a visual presentation of a comparison of change in value of a $10,000 hypothetical investment in the Class Y Shares, Class A Shares, Class A Shares with sales charge, of the Fund, and the Merrill Lynch High Yield Master II Index. The "x" axis reflects computation periods from 10/28/96 to 3/98. The "y" axis reflects the cost of investment. The right margin reflects the ending value of the hypothetical investment in the Fund's Class Y Shares, Class A Shares, and Class A Shares with a sales charge, as compared to the Merrill Lynch High Yield Master II Index. The ending values were $13,249, $13,201, $12,607, and $12,100, respectively.

A.3. The graphic presentation here displayed consists of a ten-column chart entitled "Battery Park Fund's Diverse Portfolio - Top ten industries (%) as of March 31, 1998." The information is as follows: Media/Telecom., 19%; Cable TV, 11%; Leisure, 10%; Oil & Gas, 9%; Healthcare, 8%; Broadcast Radio & TV, 6%; Food/Drug Retailers, 6%; Home Furnishings, 4%; Textiles, 3%; and Automotive, 3%.

A.4. The graphic presentation here displayed consists of a pie chart. The information is as follows: B, 74%; Not Rated, 16%; Cash & equivalents, 4%; and BB, 6%.